May 5, 2000



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549



RE:  Variable Account A of
     First Fortis Life Insurance Company
     File No. 33-71686 (Masters)
     CIK No. 0000914805

Pursuant   to   Rule   497(j)   under   the
Securities  Act of 1933, First Fortis  Life
Insurance  Company, on behalf  of  Separate
Account A, certifies that:

1) the form of Prospectuses that would have
been filed under paragraph (c) of Rule  497
would not have differed from that contained
in   the  most  recent  amendment  to   the
registration  statement  of  the   Separate
Account  (Post-Effective Amendment  No.  9)
filed April 28, 2000.

2) the text of the most recent amendment to the registration statement has been filed electronically.

Please contact me at (651) 738-5080 if you have any questions.

Sincerely,

/s/ David A. Peterson

David A. Peterson
Vice President
Associate General Counsel